Solar Panel Manufacturing Business (Details) - USD ($)	1 Months Ended	3 Months Ended				12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2017	[1]
Restructuring and Related Costs [Line Items]
Cash advances outstanding					$ 12,500,000				$ 12,500,000
Inventory write-down				$ 900,000		$ 13,500,000	$ 3,300,000		12,000,000
Impairment		$ 0			$ 0		3,800,000
Outstanding receivables		1,023,700,000	[1]			1,206,600,000	1,023,700,000	[1]			$ 1,017,400,000
Payment for lease obligations						$ 17,000,000	6,500,000	[2]	$ 4,500,000	[2]
Solar panel manufacturing equipment
Restructuring and Related Costs [Line Items]
Impairment				3,800,000
Payment for lease obligations	$ 11,300,000
Cost of sales
Restructuring and Related Costs [Line Items]
Inventory write-down				900,000
Selling, general and administrative expense
Restructuring and Related Costs [Line Items]
Write down of solar accounts receivable				$ 500,000
Solar Supplier
Restructuring and Related Costs [Line Items]
Outstanding receivables		$ 6,700,000					$ 6,700,000

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[2]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)